Share-based payment reserve - Sasol Khanyisa Employee Share Ownership (Details)	Jun. 01, 2018	Jun. 30, 2022
Sasol Khanyisa share transaction
Share-based payment transaction
Transaction term	10 years
Tier 2 - Qualifying employees
Share-based payment transaction
Percentage of beneficial ownership		9.20%
Percentage of dividend utilised for repayment of vendor funding and financial cost		97.50%
Trickle dividends percentage		2.50%
Tier 2 - Qualifying employees | Prime rate
Share-based payment transaction
Percentage of base rate used to calculate financing cost		75.00%